Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	GigCapital2, Inc.
Amendment Description	Amendment No. 2 to Form S-4
Entity Central Index Key	0001770141
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true